ARMADA SMALL CAP GROWTH FUND
                           ARMADA MID CAP GROWTH FUND

                                A, B and C Shares

     Supplement dated April 4, 2005 to the Prospectus dated October 1, 2004

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

On April 4, 2005, Hitesh Patel, PhD, Paul Kleinaitis, CFA, Rob Roquitte, CFA and Steven Greiner joined the Adviser as the principal portfolio managers of the Small- and Mid- Growth Equity Investment Management Team, which is responsible for the management of the Armada Small Cap Growth Fund and the Armada Mid Cap Growth Fund.

The following information is added to the chart on page 82 of the Prospectus in the section entitled "Investment Adviser and Investment Teams":

--------------------------------------------------------------------------------

NAME                                                   BUSINESS EXPERIENCE

--------------------------------------------------------------------------------

SMALL- AND MID-GROWTH EQUITY INVESTMENT MANAGEMENT TEAM

HITESH PATEL, PHD, DIRECTOR STRUCTURED EQUITY STRATEGIES. Mr. Patel joined the Adviser as Director of Structured Equity Strategies for the Structured Equity Team on April 4, 2005. Prior thereto, Mr. Patel served as Director of Quantitative Research at Harris Investment Management, Inc. He has over 10 years of quantitative research and portfolio management experience.

PAUL KLEINAITIS, CFA, SENIOR PORTFOLIO MANAGER. Mr. Kleinaitis joined the Adviser as a Senior Portfolio Manager for the Structured Equity Team on April 4, 2005. Prior thereto, Mr. Kleinaitis served as portfolio manager for Harris Insight Funds' Small-Cap Opportunity Fund, Small-Cap Aggressive Growth Fund, Small-Cap Value Fund for Harris Investment Management, Inc. He has 18 years of portfolio management and investment research experience.

ROB ROQUITTE, CFA, SENIOR PORTFOLIO MANAGER. Mr. Roquitte joined the Adviser as a Senior Portfolio Manger for the Structured Equity Team on April 4, 2005. Prior thereto, Mr. Roquitte served as portfolio manger on Harris Insight Funds' Small-Cap Opportunity Fund, Small-Cap Value and Small-Cap Aggressive Growth Fund for Harris Investment Management, Inc. He has over 17 years of portfolio management experience.

STEVEN GREINER, SENIOR QUANTITATIVE STRATEGIST. Mr. Greiner joined the Adviser as the Senior Quantitative Strategist for the Structured Equity Team on April 4, 2005. Mr. Greiner most recently served as senior quantitative strategist at Harris Investment Management, Inc. since 2003. Prior to that, he served as Director of Quantitative Research with Clover Capital Management. Mr. Greiner brings with him more than 25 years of quantitative and modeling experience.

Jon Scharlau, CFA, has resigned from the Small- and Mid-Growth Equity Investment Management Team.

THE INFORMATION FOR MR. SCHARLAU UNDER THE HEADING "SMALL- AND MID-GROWTH EQUITY INVESTMENT MANAGEMENT TEAM" ON PAGE 82 OF THE PROSPECTUS IS DELETED.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                  ARMADA FUNDS

                          ARMADA SMALL CAP GROWTH FUND
                           ARMADA MID CAP GROWTH FUND

                                    I Shares

     Supplement dated April 4, 2005 to the Prospectus dated October 1, 2004

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

On April 4, 2005, Hitesh Patel, PhD, Paul Kleinaitis, CFA, Rob Roquitte, CFA and Steven Greiner joined the Adviser as the principal portfolio managers of the Small- and Mid-Growth Equity Investment Management Team, which is responsible for the management of the Armada Small Cap Growth Fund and the Armada Mid Cap Growth Fund.

The following information is added to the chart on page 77 of the Prospectus in the section entitled "Investment Adviser and Investment Teams":
--------------------------------------------------------------------------------

NAME                                                   BUSINESS EXPERIENCE

--------------------------------------------------------------------------------

SMALL- AND MID-GROWTH EQUITY INVESTMENT MANAGEMENT TEAM

HITESH PATEL, PHD, DIRECTOR STRUCTURED EQUITY STRATEGIES. Mr. Patel joined the Adviser as Director of Structured Equity Strategies for the Structured Equity Team on April 4, 2005. Prior thereto, Mr. Patel served as Director of Quantitative Research at Harris Investment Management, Inc. He has over 10 years of quantitative research and portfolio management experience.

PAUL KLEINAITIS, CFA, SENIOR PORTFOLIO MANAGER. Mr. Kleinaitis joined the Adviser as a Senior Portfolio Manager for the Structured Equity Team on April 4, 2005. Prior thereto, Mr. Kleinaitis served as portfolio manager for Harris Insight Funds' Small-Cap Opportunity Fund, Small-Cap Aggressive Growth Fund, Small-Cap Value Fund for Harris Investment Management, Inc. He has 18 years of portfolio management and investment research experience.

ROB ROQUITTE, CFA, SENIOR PORTFOLIO MANAGER. Mr. Roquitte joined the Adviser as a Senior Portfolio Manger for the Structured Equity Team on April 4, 2005. Prior thereto, Mr. Roquitte served as portfolio manger on Harris Insight Funds' Small-Cap Opportunity Fund, Small-Cap Value and Small-Cap Aggressive Growth Fund for Harris Investment Management, Inc. He has over 17 years of portfolio management experience.

STEVEN GREINER, SENIOR QUANTITATIVE STRATEGIST. Mr. Greiner joined the Adviser as the Senior Quantitative Strategist for the Structured Equity Team on April 4, 2005. Mr. Greiner most recently served as senior quantitative strategist at Harris Investment Management, Inc. since 2003. Prior to that, he served as Director of Quantitative Research with Clover Capital Management. Mr. Greiner brings with him more than 25 years of quantitative and modeling experience.

Jon Scharlau, CFA, has resigned from the Small- and Mid-Growth Equity Investment Management Team.

THE INFORMATION FOR MR. SCHARLAU UNDER THE HEADING "SMALL- AND MID-GROWTH EQUITY INVESTMENT MANAGEMENT TEAM" ON PAGE 77 OF THE PROSPECTUS IS DELETED.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                  ARMADA FUNDS

                          ARMADA SMALL CAP GROWTH FUND
                           ARMADA MID CAP GROWTH FUND

                                    R Shares

     Supplement dated April 4, 2005 to the Prospectus dated October 1, 2004

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

On April 4, 2005, Hitesh Patel, PhD, Paul Kleinaitis, CFA, Rob Roquitte, CFA and Steven Greiner joined the Adviser as the principal portfolio managers of the Small- and Mid-Growth Equity Investment Management Team, which is responsible for the management of the Armada Small Cap Growth Fund and the Armada Mid Cap Growth Fund.

The following paragraphs are added to the chart on page 72 of the Prospectus in the section entitled "Investment Adviser and Investment Teams":
--------------------------------------------------------------------------------

NAME                                                   BUSINESS EXPERIENCE

--------------------------------------------------------------------------------

SMALL- AND MID-GROWTH EQUITY INVESTMENT MANAGEMENT TEAM

HITESH PATEL, PHD, DIRECTOR STRUCTURED EQUITY STRATEGIES. Mr. Patel joined the Adviser as Director of Structured Equity Strategies for the Structured Equity Team on April 4, 2005. Prior thereto, Mr. Patel served as Director of Quantitative Research at Harris Investment Management, Inc. He has over 10 years of quantitative research and portfolio management experience.

PAUL KLEINAITIS, CFA, SENIOR PORTFOLIO MANAGER. Mr. Kleinaitis joined the Adviser as a Senior Portfolio Manager for the Structured Equity Team on April 4, 2005. Prior thereto, Mr. Kleinaitis served as portfolio manager for Harris Insight Funds' Small-Cap Opportunity Fund, Small-Cap Aggressive Growth Fund, Small-Cap Value Fund for Harris Investment Management, Inc. He has 18 years of portfolio management and investment research experience.

ROB ROQUITTE, CFA, SENIOR PORTFOLIO MANAGER. Mr. Roquitte joined the Adviser as a Senior Portfolio Manger for the Structured Equity Team on April 4, 2005. Prior thereto, Mr. Roquitte served as portfolio manger on Harris Insight Funds' Small-Cap Opportunity Fund, Small-Cap Value and Small-Cap Aggressive Growth Fund, as well as separate accounts in the strategies. He has over 17 years of portfolio management experience.

STEVEN GREINER, SENIOR QUANTITATIVE STRATEGIST. Mr. Greiner joined the Adviser as the Senior Quantitative Strategist for the Structured Equity Team on April 4, 2005. Mr. Greiner most recently served as senior quantitative strategist at Harris Investment Management, Inc. since 2003. Prior to that, he served as Director of Quantitative Research with Clover Capital Management. Mr. Greiner brings with him more than 25 years of quantitative and modeling experience.

Jon Scharlau, CFA, has resigned from the Small- and Mid-Growth Equity Investment Management Team.

THE INFORMATION FOR MR. SCHARLAU UNDER THE HEADING "SMALL- AND MID-GROWTH EQUITY INVESTMENT MANAGEMENT TEAM" ON PAGE 72 OF THE PROSPECTUS IS DELETED.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE